Financial Instruments - Narrative - Convertible note from associate (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 31, 2022 USD ($)	Jul. 27, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Short-term note [Line Items]
Current receivables due from associates	$ 0		$ 0	$ 15,120
Financial assets	$ 575,738		$ 575,738	$ 944,832
Gelesis
Short-term note [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 0.01
Calculation of number of securities called by warrants or rights, multiplier		0.2
Calculation of number of securities called by warrants or rights, number of trading days		5 days
Convertible note receivable | Discount rate
Short-term note [Line Items]
Weighted Average	0.289		0.289
Percentage of reasonably possible increase in unobservable input, assets	5.00%		5.00%
Percentage of reasonably possible decrease in unobservable input, assets	(5.00%)		(5.00%)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			$ 400
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets			400
Convertible note receivable | Expected term
Short-term note [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets			$ 900
Sensitivity range, increase	3 months		6 months
Convertible note receivable | Gelesis
Short-term note [Line Items]
Current receivables due from associates		$ 15,000
Current receivable due from associates, interest rate		15.00%
Financial assets	$ 16,500		$ 16,500
Interest income on loans and receivables			963
Gains (losses) on financial assets at fair value through profit or loss			$ 539